UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
   USAA(R)


 ==========================================

     PORTFOLIO OF INVESTMENTS
     1ST QUARTER
     USAA INCOME FUND
     OCTOBER 31, 2008

 ==========================================



                                                                      (Form N-Q)
48446-1208                                  (C)2008, USAA.  All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2008 (unaudited)

    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (28.4%)

               CONSUMER DISCRETIONARY (2.3%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (1.3%)
$  15,000      Daimler Finance N.A., LLC                    8.00%         6/15/2010        $       13,257
   10,000      Toyota Motor Credit Corp.                    4.85          2/27/2015                 9,355
                                                                                          ---------------
                                                                                                   22,612
                                                                                          ---------------
               BROADCASTING (1.0%)
   10,000      Comcast Cable Communications, Inc.           6.88          6/15/2009                 9,920
   10,000      Time Warner Cable, Inc.                      6.75          7/01/2018                 8,591
                                                                                          ---------------
                                                                                                   18,511
                                                                                          ---------------
               Total Consumer Discretionary                                                        41,123
                                                                                          ---------------

               CONSUMER STAPLES (3.1%)
               -----------------------
               DRUG RETAIL (0.4%)
    9,578      CVS Corp. (a)                                6.04         12/10/2028                 7,598
                                                                                          ---------------
               FOOD RETAIL (0.3%)
    5,000      Kroger Co.                                   5.50          2/01/2013                 4,612
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.9%)
   17,000      Clorox Co.                                   6.13          2/01/2011                16,784
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000      Costco Wholesale Corp.                       5.30          3/15/2012                 5,001
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.8%)
   15,000      Kellogg Co.                                  6.60          4/01/2011                15,125
                                                                                          ---------------
               SOFT DRINKS (0.4%)
    2,000      Pepsiamericas, Inc.                          4.50          3/15/2013                 1,798
    5,000      Pepsico, Inc.                                7.90         11/01/2018                 5,284
                                                                                          ---------------
                                                                                                    7,082
                                                                                          ---------------
               Total Consumer Staples                                                              56,202
                                                                                          ---------------

               ENERGY (2.4%)
               -------------
               INTEGRATED OIL & GAS (1.2%)
   21,000      ConocoPhillips                               8.75          5/25/2010                21,881
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
    5,000      Transocean, Inc.                             5.25          3/15/2013                 4,558
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
    5,000      Baker Hughes, Inc.                           7.50         11/15/2018                 4,929
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.7%)
   10,000      Enterprise Products Operating, LLC           6.30          9/15/2017                 8,185
    5,000      Nustar Logistics, LP                         7.65          4/15/2018                 4,088
                                                                                          ---------------
                                                                                                   12,273
                                                                                          ---------------
               Total Energy                                                                        43,641
                                                                                          ---------------
================================================================================
1  |  USAA INCOME FUND

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               FINANCIALS (10.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
$   5,000      State Street Capital Trust III               8.25%                 -(b)      $       4,309
                                                                                          ---------------
               CONSUMER FINANCE (2.5%)
   10,000      American Honda Finance Corp. (a)             7.63         10/01/2018                 9,487
   25,200      Household Finance Corp.                      6.38         10/15/2011                23,254
    7,000      SLM Corp.                                    6.98 (c)      6/01/2009                 5,180
   10,000      SLM Corp.                                    5.38          1/15/2013                 6,384
                                                                                          ---------------
                                                                                                   44,305
                                                                                          ---------------
               DIVERSIFIED BANKS (0.7%)
    5,000      Huntington National Bank                     4.38          1/15/2010                 4,586
    5,000      Wells Fargo Capital XIII                     7.70                  -(b)              4,091
    5,000      Wells Fargo Capital XV                       9.75                  -(b)              4,855
                                                                                          ---------------
                                                                                                   13,532
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
    5,000      Great-West Life & Annuity Insurance Co.(a)   7.15          5/16/2046                 3,398
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.3%)
    5,000      AIG Sunamerica Global Financing (a)          6.30          5/10/2011                 3,938
    3,000      Oil Insurance Ltd. (a)                       7.56                  -(b)              1,520
                                                                                          ---------------
                                                                                                    5,458
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    8,000      Associates Corp. of North America            6.25         11/01/2008                 8,000
    6,000      Bank of America Corp.                        8.00                  -(b)              4,499
   10,000      Bank One Corp.                               7.88          8/01/2010                10,240
    3,000      JPMorgan Chase & Co.                         7.90                  -(b)              2,438
                                                                                          ---------------
                                                                                                   25,177
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.4%)
    1,000      Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   300
   15,000      Berkshire Hathaway Finance Corp.             4.85          1/15/2015                14,171
    5,000      MBIA Insurance Co. (a)                      14.00          1/15/2033                 2,702
    5,000      Progressive Corp.                            6.70          6/15/2037                 2,982
    5,000      Travelers Companies, Inc.                    6.25          3/15/2037                 2,984
    5,000      XL Capital Ltd.                              6.50                  -(b)              1,401
                                                                                          ---------------
                                                                                                   24,540
                                                                                          ---------------
               REGIONAL BANKS (0.8%)
    5,000      Chittenden Corp.                             5.80          2/14/2017                 4,983
    8,000      Hudson United Bank                           7.00          5/15/2012                 8,787
                                                                                          ---------------
                                                                                                   13,770
                                                                                          ---------------
               REITS - DIVERSIFIED (0.2%)
    5,000      Liberty Property, LP                         6.63         10/01/2017                 3,672
                                                                                          ---------------
               REITS - INDUSTRIAL (0.3%)
    5,000      AMB Property, LP                             6.30          6/01/2013                 4,859
                                                                                          ---------------
               REITS - RETAIL (1.8%)
    9,000      Chelsea Property Group, LP                   6.00          1/15/2013                 8,533
    5,000      National Retail Properties, Inc.             6.88         10/15/2017                 4,564
   15,000      Pan Pacific Retail Properties, Inc.          7.95          4/15/2011                16,187
    5,000      Rouse Co.                                    5.38         11/26/2013                 1,725
    2,000      Rouse Co. LP (a)                             6.75          5/01/2013                   690
                                                                                          ---------------
                                                                                                   31,699
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
    5,000      Nationwide Health Properties, Inc.           6.25          2/01/2013                 4,052
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
    5,000      Countrywide Financial Corp.                  5.80          6/07/2012                 4,654
                                                                                          ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  2

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               Total Financials                                                                   183,425
                                                                                          ---------------

               HEALTH CARE (0.9%)
               ------------------
               BIOTECHNOLOGY (0.5%)
$  10,000      Genentech, Inc.                              4.75%         7/15/2015         $       8,917
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500      Thermo Fisher Scientific, Inc.               5.00          6/01/2015                 2,203
                                                                                          ---------------
               MANAGED HEALTH CARE (0.3%)
    5,000      Highmark, Inc. (a)                           6.80          8/15/2013                 5,289
                                                                                          ---------------
               Total Health Care                                                                   16,409
                                                                                          ---------------

               INDUSTRIALS (2.9%)
               ------------------
               AIRLINES (0.0%)
      556      America West Airlines, Inc.                  6.85          7/02/2009                   540
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
    5,000      USG Corp.                                    6.30         11/15/2016                 3,025
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   10,000      John Deere Capital Corp.                     5.10          1/15/2013                 9,347
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   10,000      Waste Management, Inc.                       7.38          8/01/2010                 9,555
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
   10,000      Danaher Corp.                                5.63          1/15/2018                 9,530
                                                                                          ---------------
               RAILROADS (1.1%)
    2,058      CSX Transportation Inc.                      9.75          6/15/2020                 2,085
    2,842      Norfolk Southern Railway Co.                 9.75          6/15/2020                 3,154
   10,000      TTX Co. (a)                                  5.40          2/15/2016                 9,715
    5,000      Union Pacific Corp.                          7.88          1/15/2019                 4,957
                                                                                          ---------------
                                                                                                   19,911
                                                                                          ---------------
               Total Industrials                                                                   51,908
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.8%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.5%)
    5,000      Cisco Systems, Inc.                          5.50          2/22/2016                 4,642
    5,000      Harris Corp.                                 5.95         12/01/2017                 4,464
                                                                                          ---------------
                                                                                                    9,106
                                                                                          ---------------
               COMPUTER HARDWARE (0.3%)
    5,000      IBM Corp.                                    7.63         10/15/2018                 5,183
                                                                                          ---------------
               Total Information Technology                                                        14,289
                                                                                          ---------------

               MATERIALS (0.5%)
               ----------------
               PAPER PRODUCTS (0.5%)
   10,000      International Paper Co.                      7.40          6/15/2014                 8,411
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    4,000      Qwest Communications International, Inc.     7.25          2/15/2011                 3,250
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    3,000      AT&T Wireless Services, Inc.                 7.88          3/01/2011                 2,995
                                                                                          ---------------
               Total Telecommunication Services                                                     6,245
                                                                                          ---------------
================================================================================
3  |  USAA INCOME FUND

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               UTILITIES (5.0%)
               ----------------
               ELECTRIC UTILITIES (3.0%)
$   1,701      FPL Energy American Wind (a)                 6.64%         6/20/2023        $        1,414
    5,000      FPL Group Capital, Inc.                      7.30          9/01/2067                 3,255
    5,000      Gulf Power Co.                               4.90         10/01/2014                 4,519
    5,000      Illinois Power Co. (a)                       9.75         11/15/2018                 5,013
   10,000      Northern States Power Co.                    8.00          8/28/2012                10,082
    1,715      Power Contract Financing, LLC (a)            6.26          2/01/2010                 1,741
    5,000      PPL Energy Supply, LLC                       6.20          5/15/2016                 4,101
    8,299      Tristate General & Transport Association(a)  6.04          1/31/2018                 7,111
    9,000      Union Electric Co.                           6.70          2/01/2019                 7,496
   10,000      West Penn Power Co.                          6.63          4/15/2012                 9,667
                                                                                          ---------------
                                                                                                   54,399
                                                                                          ---------------
               GAS UTILITIES (1.5%)
    8,000      AGL Capital Corp.                            6.38          7/15/2016                 6,841
    5,000      Enbridge Energy Partners, LP                 5.35         12/15/2014                 4,206
    2,000      Enbridge Energy Partners, LP                 8.05         10/01/2037                 1,224
    8,000      Gulfstream Natural Gas Systems, LLC (a)      5.56         11/01/2015                 6,647
    5,000      Questar Pipeline Co.                         5.83          2/01/2018                 4,211
    5,000      Southern Star Central Gas Pipeline, Inc.(a)  6.00          6/01/2016                 4,375
                                                                                          ---------------
                                                                                                   27,504
                                                                                          ---------------
               MULTI-UTILITIES (0.2%)
    5,000      South Carolina Electric & Gas Co.            5.30          5/15/2033                 3,898
                                                                                          ---------------
               WATER UTILITIES (0.3%)
    5,475      American Water Capital Corp.                 6.09         10/15/2017                 4,239
                                                                                          ---------------
               Total Utilities                                                                     90,040
                                                                                          ---------------
               Total Corporate Obligations (cost: $570,247)                                       511,693
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (10.9%)

               ENERGY (0.9%)
               -------------
               OIL & GAS DRILLING (0.2%)
    4,450      Delek & Avner-Yam Tethys Ltd. (a)            3.90 (c)      8/01/2013                 4,368
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    5,000      Canadian Natural Resources Ltd.              5.70          5/15/2017                 4,150
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
    5,000      GS Caltex Corp.                              7.25          7/02/2013                 4,609
    5,000      GS Caltex Corp. (a)                          5.50         10/15/2015                 3,509
                                                                                          ---------------
                                                                                                    8,118
                                                                                          ---------------
               Total Energy                                                                        16,636
                                                                                          ---------------

               FINANCIALS (5.3%)
               -----------------
               DIVERSIFIED BANKS (4.6%)
    5,000      ANZ Capital Trust I(a)                       4.48                  -(b)              4,063
    6,000      Banco Santander (a)                          5.38         12/09/2014                 4,920
    5,000      Barclays Bank plc (a)                        6.05         12/04/2017                 3,777
    5,180      Barclays Bank plc (a)                        7.38                  -(b)              3,807
    5,000      BNP Paribas (a)                              7.20                  -(b)              3,200
    5,000      Canadian Imperial Bank Corp. (a)             7.26          4/10/2032                 5,113
   20,000      Landesbank Baden-Wuerttemberg                6.35          4/01/2012                22,525
   10,000      Lloyds TSB Group plc (a)                     6.27                  -(b)              4,543
    5,000      Mizuho Capital Investment 1 Ltd. (a)         6.69                  -(b)              2,755
   10,000      MUFG Capital Finance 1 Ltd.                  6.35                  -(b)              7,010
   15,000      Nordea Bank AB (a)                           5.25         11/30/2012                13,715
    5,000      Standard Chartered Bank (a)                  6.40          9/26/2017                 3,607
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  4

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
$   5,000      Sumitomo Mitsui Financial Group (a)          6.08%                 -(b)      $       3,463
                                                                                          ---------------
                                                                                                   82,498
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    5,000      ZFS Finance USA Trust II (a)                 6.45         12/15/2065                 3,101
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
    5,000      Catlin Insurance Co. Ltd. (a)                7.25                  -(b)              1,240
                                                                                          ---------------
               REGIONAL BANKS (0.0%)
    5,000      Glitnir Banki hf (a),(g)                     6.38          9/25/2012                   175
    5,000      Kaupthing Bank hf (a),(g)                    7.13          5/19/2016                    75
                                                                                          ---------------
                                                                                                      250
                                                                                          ---------------
               REITS - RETAIL (0.4%)
   10,000      Westfield Capital Corp. (a)                  5.13         11/15/2014                 8,017
                                                                                          ---------------
               Total Financials                                                                    95,106
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               BUILDING PRODUCTS (0.4%)
   10,000      CRH America, Inc.                            6.00          9/30/2016                 7,226
                                                                                          ---------------

               MATERIALS (1.7%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
    5,000      Glencore Funding, LLC (a)                    6.00          4/15/2014                 4,733
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
   10,000      Agrium, Inc.                                 8.25          2/15/2011                10,372
    8,000      Yara International ASA (a)                   5.25         12/15/2014                 6,713
                                                                                          ---------------
                                                                                                   17,085
                                                                                          ---------------
               GOLD (0.5%)
   10,000      Barrick NA Finance, LLC                      6.80          9/15/2018                 8,404
                                                                                          ---------------
               Total Materials                                                                     30,222
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    5,416      Deutsche Telekom International Finance       8.50          6/15/2010                 5,336
                                                                                          ---------------

               U.S. GOVERNMENT (2.1%)
               ----------------------
               FOREIGN GOVERNMENT (2.1%)
   25,000      Region of Lombardy                           5.80         10/25/2032                27,894
   10,000      Republic of Poland                           5.25          1/15/2014                 9,059
                                                                                          ---------------
                                                                                                   36,953
                                                                                          ---------------
               Total U.S. Government                                                               36,953
                                                                                          ---------------

               UTILITIES (0.2%)
               ----------------
               MULTI-UTILITIES (0.2%)
    5,000      Veolia Environnement                         6.00          6/01/2018                 4,063
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $238,967)                           195,542
                                                                                          ---------------

               ASSET-BACKED SECURITIES (2.2%)

               FINANCIALS (2.2%)
               -----------------
               ASSET-BACKED FINANCING (2.2%)
    4,000      Banc of America Securities Auto Trust        5.51          2/19/2013                 3,469
    2,705      Capital One Auto Finance Trust (INS)         4.71          6/15/2012                 2,509
    5,000      Capital One Auto Finance Trust               4.59 (c)      5/15/2013                 3,884
    3,000      Capital One Multi-asset Execution Trust      6.00          8/15/2013                 2,652
================================================================================
5  |  USAA INCOME FUND

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
$   3,000      Citibank Credit Card Issuance Trust          5.70%         5/15/2013         $       2,546
    5,000      Citibank Credit Card Issuance Trust          5.10         11/20/2017                 3,807
    5,000      CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 4,520
    5,000      Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                 4,453
    5,000      Rental Car Finance Corp. (a)                 3.40          7/25/2013                 4,016
    5,000      SLM Student Loan Trust                       4.09         10/25/2038                 3,960
    2,051      USXL Funding, LLC (INS)(a)                   5.38          4/15/2014                 1,871
    2,000      WFS Financial Owner Trust                    4.76          5/17/2013                 1,481
                                                                                          ---------------
                                                                                                   39,168
                                                                                          ---------------
               Total Financials                                                                    39,168
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $41,156)                                       39,168
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (17.9%)

               FINANCIALS (17.9%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (17.8%)
    9,150      Banc of America Commercial Mortgage, Inc.    5.79          5/11/2035                 8,874
   10,000      Banc of America Commercial Mortgage, Inc.    4.65          9/11/2036                 8,999
    5,125      Banc of America Commercial Mortgage, Inc.    5.26 (c)     11/10/2042                 3,694
    5,000      Banc of America Commercial Mortgage, Inc.    4.77          7/10/2043                 3,415
   10,000      Banc of America Commercial Mortgage, Inc.    5.72 (c)      5/10/2045                 8,947
   11,000      Banc of America Commercial Mortgage, Inc.    5.18 (c)      9/10/2047                 9,390
    5,008      Bear Stearns Commercial Mortgage
                    Securities, Inc. (a)                    6.00          6/16/2030                 4,412
   11,545      Bear Stearns Commercial Mortgage
                    Securities, Inc.                        5.46 (c)      3/11/2039                10,271
    7,000      Citigroup Commercial Mortgage Trust          5.23 (c)      7/15/2044                 4,862
    5,000      Citigroup Commercial Mortgage Trust (a)      4.83          9/20/2051                 3,766
   12,000      Commercial Mortgage Trust                    5.12          6/10/2044                 9,657
    8,000      Credit Suisse First Boston Mortgage Capital  5.55 (c)      2/15/2039                 7,842
    8,873      Credit Suisse First Boston Mortgage
                    Securities Corp.                        6.38         12/18/2035                 8,804
   10,000      Credit Suisse First Boston Mortgage
                    Securities Corp.                        4.81          2/15/2038                 8,738
    5,000      Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.10          8/15/2038                 3,440
   11,100      Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.23         12/15/2040                 8,905
    8,868      First Union National Bank Commercial
                    Mortgage Trust                          7.39         12/15/2031                 8,856
   10,000      GE Commercial Mortgage Corp.                 5.34 (c)      3/10/2044                 8,834
   12,215      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.82          9/12/2037                10,957
   10,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.99          9/12/2037                 6,895
    5,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.04         10/15/2042                 3,426
   10,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.49          4/15/2043                 8,879
   10,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.18 (c)     12/15/2044                 8,077
   10,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.88 (c)      4/15/2045                 9,028
    2,500      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.03 (c)      3/15/2046                 1,493
    7,000      LB-UBS Commercial Mortgage Trust             4.58          8/15/2029                 6,448
   10,000      LB-UBS Commercial Mortgage Trust             4.95          9/15/2030                 8,018
    7,000      LB-UBS Commercial Mortgage Trust             5.34          9/15/2039                 6,029
    7,000      Merrill Lynch Mortgage Trust                 5.62          7/12/2034                 6,638
   10,000      Merrill Lynch Mortgage Trust                 5.02          7/12/2038                 8,886
    2,000      Merrill Lynch Mortgage Trust                 5.38 (c)      1/12/2044                 1,143
    5,000      Merrill Lynch Mortgage Trust                 6.27 (c)      2/12/2051                 2,953
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  6

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
$  12,550      Morgan Stanley Capital I, Inc.               4.59%         4/14/2040         $      11,387
    7,000      Morgan Stanley Capital I, Inc.               5.80 (c)      8/12/2041                 6,261
    5,350      Morgan Stanley Capital I, Inc.               5.17          1/14/2042                 4,430
   10,000      Morgan Stanley Capital I, Inc.               5.69          7/12/2044                 8,774
    6,000      Morgan Stanley Capital I, Inc.               4.85          6/12/2047                 5,310
   11,425      Morgan Stanley Capital I, Inc.               5.17         10/12/2052                10,219
    5,000      Morgan Stanley Capital I, Inc.               4.66          7/15/2056                 4,225
    4,000      Nationslink Funding Corp.(a)                 7.10(c)       1/20/2031                 3,940
    5,000      Timberstar Trust (a)                         5.88         10/15/2036                 3,910
   10,000      Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042                 8,156
    5,000      Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042                 4,719
   10,500      Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042                 9,360
   10,000      Wachovia Bank Commercial Mortgage Trust      4.61          5/15/2044                 9,198
   10,350      Wachovia Bank Commercial Mortgage Trust      5.17 (c)     10/15/2044                 9,520
                                                                                          ---------------
                                                                                                  319,985
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   27,750      Bear Stearns Commercial Mortgage
                     Securities, Inc., acquired
                     6/17/2004; cost $1,614(a),(d)          1.83          5/14/2016                   281
   53,863      Greenwich Capital Commercial Funding
                     Corp., acquired 8/13/2003; cost
                     $3,043(a),(d)                          1.98          1/11/2035                 1,086
   25,565      Wachovia Bank Commercial Mortgage Trust,
                     acquired 8/06/2003; cost
                     $1,292(a),(d)                          1.02          4/15/2035                   536
                                                                                          ---------------
                                                                                                    1,903
                                                                                          ---------------
               Total Financials                                                                   321,888
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $362,850)                              321,888
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (22.7%)(e)

               DEBENTURES (0.6%)

   10,000      Fannie Mae (+)                               6.74 (c)      2/17/2009                10,013
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (21.3%)
   24,360      Fannie Mae (+)                               5.00          6/01/2033                23,182
   15,187      Fannie Mae (+)                               5.50          7/01/2021                15,160
   17,616      Fannie Mae (+)                               5.50          9/01/2035                17,232
    9,587      Fannie Mae (+)                               5.50         10/01/2035                 9,379
   15,505      Fannie Mae (+)                               5.50          1/01/2036                15,168
   19,059      Fannie Mae (+)                               5.50          4/01/2036                18,644
   21,476      Fannie Mae (+)                               5.50          2/01/2037                20,999
   19,360      Fannie Mae (+)                               5.50          3/01/2037                18,929
   13,835      Fannie Mae (+)                               5.50         11/01/2037                13,527
   24,881      Fannie Mae (+)                               5.50          5/01/2038                24,323
   22,965      Fannie Mae (+)                               6.00          5/01/2036                22,971
   17,924      Fannie Mae (+)                               6.00          6/01/2036                17,929
   24,392      Fannie Mae (+)                               6.00          8/01/2037                24,397
    2,110      Fannie Mae (+)                               6.50          4/01/2031                 2,157
       48      Fannie Mae (+)                               6.50          7/01/2031                    49
    3,610      Fannie Mae (+)                               6.50          3/01/2032                 3,684
       92      Fannie Mae (+)                               7.00         10/01/2022                    96
       66      Fannie Mae (+)                               7.00          3/01/2023                    69
      372      Fannie Mae (+)                               7.00          4/01/2023                   388
    5,355      Freddie Mac (+)                              5.00          6/01/2020                 5,241
   16,277      Freddie Mac (+)                              5.00          1/01/2021                15,930
   14,855      Freddie Mac (+)                              5.50         11/01/2020                14,819
    7,033      Freddie Mac (+)                              5.50         12/01/2020                 7,016
    9,408      Freddie Mac (+)                              5.50         12/01/2035                 9,187
   22,576      Freddie Mac (+)                              5.50          4/01/2036                22,036
   12,536      Government National Mortgage Assn. I         5.00          8/15/2033                11,997
    1,024      Government National Mortgage Assn. I         6.00          8/15/2028                 1,029
    1,263      Government National Mortgage Assn. I         6.00          9/15/2028                 1,269
================================================================================
7  |  USAA INCOME FUND

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
$   8,576      Government National Mortgage Assn. I         6.00%         9/15/2028         $       8,654
      752      Government National Mortgage Assn. I         6.00          9/15/2028                   755
    2,301      Government National Mortgage Assn. I         6.00         10/15/2028                 2,312
    1,114      Government National Mortgage Assn. I         6.00          1/15/2029                 1,119
      224      Government National Mortgage Assn. I         6.00          1/15/2029                   225
    1,135      Government National Mortgage Assn. I         6.00          1/15/2029                 1,141
    1,558      Government National Mortgage Assn. I         6.00          1/15/2033                 1,563
       31      Government National Mortgage Assn. I         6.50          6/15/2023                    32
       73      Government National Mortgage Assn. I         6.50          7/15/2023                    74
      494      Government National Mortgage Assn. I         6.50          7/15/2023                   502
      268      Government National Mortgage Assn. I         6.50          9/15/2023                   272
      578      Government National Mortgage Assn. I         6.50         10/15/2023                   587
      386      Government National Mortgage Assn. I         6.50         10/15/2023                   392
       73      Government National Mortgage Assn. I         6.50         10/15/2023                    74
    1,142      Government National Mortgage Assn. I         6.50         12/15/2023                 1,161
      553      Government National Mortgage Assn. I         6.50         12/15/2023                   562
      310      Government National Mortgage Assn. I         6.50          1/15/2024                   316
      520      Government National Mortgage Assn. I         6.50          2/15/2024                   529
      247      Government National Mortgage Assn. I         6.50          4/15/2026                   251
    1,377      Government National Mortgage Assn. I         6.50          5/15/2028                 1,398
    3,108      Government National Mortgage Assn. I         6.50         10/15/2031                 3,158
      150      Government National Mortgage Assn. I         7.00          5/15/2023                   155
      154      Government National Mortgage Assn. I         7.00          5/15/2023                   159
      184      Government National Mortgage Assn. I         7.00          5/15/2023                   190
      185      Government National Mortgage Assn. I         7.00          5/15/2023                   191
      314      Government National Mortgage Assn. I         7.00          6/15/2023                   325
      285      Government National Mortgage Assn. I         7.00          6/15/2023                   295
       84      Government National Mortgage Assn. I         7.00          6/15/2023                    87
      849      Government National Mortgage Assn. I         7.00          8/15/2023                   878
      176      Government National Mortgage Assn. I         7.00          8/15/2023                   182
      100      Government National Mortgage Assn. I         7.00          8/15/2023                   103
      574      Government National Mortgage Assn. I         7.00          8/15/2023                   593
      278      Government National Mortgage Assn. I         7.00          9/15/2023                   287
      118      Government National Mortgage Assn. I         7.00          1/15/2026                   122
       34      Government National Mortgage Assn. I         7.00          3/15/2026                    35
       40      Government National Mortgage Assn. I         7.00          3/15/2026                    41
      876      Government National Mortgage Assn. I         7.00         10/15/2027                   901
      759      Government National Mortgage Assn. I         7.00          6/15/2029                   779
      494      Government National Mortgage Assn. I         7.00          6/15/2029                   507
      362      Government National Mortgage Assn. I         7.00          7/15/2029                   372
      670      Government National Mortgage Assn. I         7.00          8/15/2031                   685
      450      Government National Mortgage Assn. I         7.00          7/15/2032                   460
      651      Government National Mortgage Assn. I         7.50          7/15/2023                   689
      241      Government National Mortgage Assn. I         7.50          6/15/2026                   255
      552      Government National Mortgage Assn. I         7.50          6/15/2026                   584
      599      Government National Mortgage Assn. I         7.50          7/15/2026                   634
      404      Government National Mortgage Assn. I         7.50          5/15/2027                   427
      563      Government National Mortgage Assn. I         7.50          2/15/2028                   595
      528      Government National Mortgage Assn. I         7.50         12/15/2028                   558
      441      Government National Mortgage Assn. I         7.50          8/15/2029                   465
    3,721      Government National Mortgage Assn. II        5.50          4/20/2033                 3,662
    3,718      Government National Mortgage Assn. II        6.00          8/20/2032                 3,729
    2,523      Government National Mortgage Assn. II        6.00          9/20/2032                 2,531
    1,025      Government National Mortgage Assn. II        6.50          8/20/2031                 1,038
                                                                                          ---------------
                                                                                                  384,398
                                                                                          ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
    2,800      Perforadora Centrale S.A. de C.V. "A,"
                     Title XI                               5.24         12/15/2018                 3,064
   10,000      Totem Ocean Trailer Express, Inc., Title
                     XI                                     6.37          4/15/2028                11,687
                                                                                          ---------------
                                                                                                   14,751
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $410,209)                               409,162
                                                                                          ---------------

================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  8

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (9.9%)

               BONDS (1.2%)
$  20,771      5.25%, 11/15/2028                                                            $      22,095
                                                                                          ---------------

               INFLATION-INDEXED NOTES (4.8%)
   52,300      2.38%, 1/15/2025                                                                    45,313
   52,286      1.75%, 1/15/2028                                                                    40,890
                                                                                          ---------------
                                                                                                   86,203
                                                                                          ---------------

               NOTES (3.9%)
   19,000      4.00%, 2/15/2014                                                                    20,116
   42,000      4.63%, 2/15/2017                                                                    44,162
    5,000      4.50%, 5/15/2017                                                                     5,211
                                                                                          ---------------
                                                                                                   69,489
                                                                                          ---------------
               Total U.S. Treasury Securities (cost: $189,654)                                    177,787
                                                                                          ---------------

               MUNICIPAL BONDS (2.3%)

               APPROPRIATED DEBT (0.2%)
    2,935      New Jersey EDA                               5.18         11/01/2015                 2,990
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
    5,000      Mashantucket (Western) Pequot Tribe (a)      5.91          9/01/2021                 3,646
                                                                                          ---------------
               ELECTRIC/GAS UTILITIES (0.1%)
    2,795      North Carolina Eastern Municipal Power
                     Agency                                 5.55          1/01/2013                 2,693
                                                                                          ---------------
               ESCROWED BONDS (0.1%)
    1,000      New Jersey Turnpike Auth. (INS)(PRE)         4.25          1/01/2016                   963
                                                                                          ---------------
               GENERAL OBLIGATION (0.1%)
    2,200      Marin County (INS)                           4.89          8/01/2016                 2,011
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
    9,500      Harris County                                5.68          3/01/2023                 9,402
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000      New York Housing Finance Agency              5.18          9/15/2010                 2,015
                                                                                          ---------------
               TOLL ROADS (1.0%)
   19,000      New Jersey Turnpike Auth. (INS)              4.25          1/01/2016                18,097
                                                                                          ---------------
               Total Municipal Bonds (cost: $44,430)                                               41,817
                                                                                          ---------------
================================================================================
9  |  USAA INCOME FUND

================================================================================
   NUMBER                                                                                           MARKET
       OF                                                                                            VALUE
   SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (4.8%)

               COMMON STOCKS (0.0%)

               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.0%)
        1      Nortel Networks Corp.  *(cost:  $0)                                        $            --
                                                                                          ---------------

  PRINCIPAL
  AMOUNT
  $(000)/
  SHARES
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (4.8%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   70,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)           3,614
                                                                                          ---------------

               FINANCIALS (4.6%)
               -----------------
               REINSURANCE (0.2%)
   $5,000      Swiss Re Capital I LP, 6.85%, perpetual  (a)                                         2,742
                                                                                          ---------------
               REITS - INDUSTRIAL (1.1%)
  120,000      AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                1,762
   18,000      AMB Property Corp., Series P,  6.85%, cumulative redeemable, perpetual                 258
  344,500      Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual             18,280
                                                                                          ---------------
                                                                                                   20,300
                                                                                          ---------------
               REITS - OFFICE (0.6%)
   51,050      Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
               redeemable, perpetual                                                                  597
  614,000      Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual                 8,074
  200,000      HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual             2,120
                                                                                          ---------------
                                                                                                   10,791
                                                                                          ---------------
               REITS - RESIDENTIAL (0.9%)
  203,000      BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual              3,102
  142,500      Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                                     6,190
  250,000      Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual             7,469
                                                                                          ---------------
                                                                                                   16,761
                                                                                          ---------------
               REITS - RETAIL (1.5%)
  200,000      Developers Diversified Realty Corp.,Series I, 7.50%, cumulative
               redeemable, perpetual                                                                2,006
  415,000      Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual                                                                7,289
  400,000      Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual                7,550
  374,300      Regency Centers Corp., Series D, 7.25%, cumulative redeemable, perpetual             6,271
  201,500      Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                                     3,148
                                                                                          ---------------
                                                                                                   26,264
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
  350,000      Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual              6,147
                                                                                          ---------------
               Total Financials                                                                    83,005
                                                                                          ---------------
================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  10

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------

               GOVERNMENT (0.0%)
               -----------------
       80      Fannie Mae, 8.25%, perpetual (e)             8.25         12/31/2010         $         175
                                                                                          ---------------
               Total Preferred Securities (cost: $127,433)                                         86,794
                                                                                          ---------------
               Total Equity Securities
               (cost: $127,433)                                                                    86,794
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (0.1%)

               VARIABLE-RATE DEMAND NOTES (0.1%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.1%)
$     445      FEV Engine Technology, Inc.  (LOC - Fifth
                     Third Bank)                            6.35%        11/01/2037                   445
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
      100      JTK Group, LLC & Hays Properties  (LOC -
                     Regions Bank)                          7.12         11/01/2025                   100
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
      180      Commonwealth Country Club Ltd.  (LOC -
                     Huntington National Bank)              6.25         11/01/2021                   180
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
      155      Wagner Moving & Storage, Inc.  (LOC -
                     Fifth Third Bank)                      6.35         11/01/2036                   155
                                                                                          ---------------
               SPECIALTY STORES (0.0%)
      200      Bass Pro Rossford Development Co., LLC
                     (LOC - Fifth Third Bank)               6.35         11/01/2027                   200
                                                                                          ---------------
               Total Consumer Discretionary                                                         1,080
                                                                                          ---------------

               CONSUMER STAPLES (0.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.0%)
       11      Fair Oaks Dairy Farm, LLC, Series 2007
                     (LOC - Fifth Third Bank)               6.35          5/01/2057                    11
                                                                                          ---------------
               FOOD RETAIL (0.0%)
       55      Cheney Bros., Inc.  (LOC - Wachovia Bank,
                     N.A.)                                  5.55         12/01/2016                    55
                                                                                          ---------------
               Total Consumer Staples                                                                  66
                                                                                          ---------------

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       70      Freightliner Finance, LLC  (LOC -
                     Huntington National Bank)              7.00         11/01/2030                    70
       12      KFDT, LP  (LOC - Fifth Third Bank)           6.35          3/01/2035                    12
      180      Wishbone Partners, LLC  (LOC - Huntington
                     National Bank)                         7.00         11/01/2025                   180
                                                                                          ---------------
                                                                                                      262
                                                                                          ---------------
               Total Financials                                                                       262
                                                                                          ---------------
================================================================================
11  |  USAA INCOME FUND

================================================================================
    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
               HEALTH CARE (0.0%)
               ------------------
               HEALTH CARE FACILITIES (0.0%)
$      60      Hospital & Nursing Home Medical Clinic
                     Board of the City of Gardendale,
                     AL  (LOC - Regions Bank)               3.78%        11/01/2026         $          60
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
      200      Medical Properties Investment Co. -
                     Walker, LLC  (LOC - Fifth Third
                     Bank)                                  6.35         11/01/2035                   200
                                                                                          ---------------
               Total Health Care                                                                      260
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $1,668)                                                                       1,668
                                                                                          ---------------

 NUMBER OF
    SHARES
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
    1,313      AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.91% (f)                         1
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,986,615)                                     $       1,785,520
                                                                                          ===============

================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Fund Shares and, effective August 1, 2008, Income Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.
================================================================================
13  |  USAA INCOME FUND

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.
================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  14

================================================================================
The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $207,312,000
Level 2 - Other Significant Observable Inputs                     1,578,208,000
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
Total                                                            $1,785,520,000
-------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of October 31, 2008.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.
================================================================================
15  |  USAA INCOME FUND

================================================================================

F. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $19,768,000 and $220,863,000, respectively, resulting in net unrealized depreciation of $201,095,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,800,463,000 at October 31, 2008, and, in total, may not equal 100%. Investments in foreign securities were 11.2% of net assets at October 31, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
PRE            Prerefunded to a date prior to maturity
REIT           Real estate investment trust
================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  16

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2008.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2008, was $1,903,000, which represented 0.1% of the Fund's net assets.
(e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSE's obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(f) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
(g)     Security is currently trading without interest.
 *      Non-income-producing security.

================================================================================
17  |  USAA INCOME FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.